Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 243,635,653.80
Previously Paid Amount	0.00
Total Fee Amount	33,646.08
Total Offset Amount	0.00
Net Fee	$ 33,646.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A